Called up share capital and other equity instruments	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Called up share capital and other equity instruments

33	Called up share capital and other equity instruments
Called up share capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
	2023		2022
	Number	$m	Number	$m
At 1 Jan	20,293,607,410	10,147	20,631,520,439	10,316
Shares issued under HSBC employee share plans	10,778,479	5	10,226,221	5
Shares issued in lieu of dividends	—	—	—	—
Less: shares repurchased and cancelled	716,384,289	358	348,139,250	174
Less: treasury shares cancelled	325,273,407	163	—	—
At 31 Dec[1]	19,262,728,193	9,631	20,293,607,410	10,147

HSBC Holdings share premium
	2023	2022
	$m	$m
At 31 Dec	14,738	14,664

Total called up share capital and share premium
	2023	2022
	$m	$m
At 31 Dec	24,369	24,811
1All HSBC Holdings ordinary shares in issue confer identical rights, including in respect of capital, dividends and voting.
HSBC Holdings non-cumulative preference share of £0.01
The one non-cumulative sterling preference share of £0.01 (‘sterling preference share’) has been in issue since 29 December 2010 and is held by a subsidiary of HSBC Holdings. Dividends are paid quarterly at the sole and absolute discretion of the Board. The sterling preference share carries no rights of conversion into ordinary shares of HSBC Holdings and no right to attend or vote at shareholder meetings of HSBC Holdings.
These securities can be redeemed by HSBC Holdings at any time, subject to prior approval by the PRA.
Other equity instruments
HSBC Holdings has included two types of additional tier 1 capital securities in its tier 1 capital, including the contingent convertible securities described below. These are accounted for as equity because HSBC does not have an obligation to transfer cash or a variable number of its own ordinary shares to holders under any circumstances outside its control. See Note 29 for additional tier 1 securities accounted for as liabilities.
Additional tier 1 capital – contingent convertible securities
HSBC Holdings continues to issue contingent convertible securities that are included in its capital base as fully CRR II-compliant additional tier 1 capital securities on an end point basis. These securities are marketed principally and subsequently allotted to corporate investors and fund managers. The net proceeds of the issuances are typically used for HSBC Holdings’ general corporate purposes and to further strengthen its capital base to meet requirements under CRR II. These securities bear a fixed rate of interest until their initial call dates. After the initial call dates, if they are not redeemed, the securities will bear interest at rates fixed periodically in advance for five-year periods based on credit spreads, fixed at issuance, above prevailing market rates. Interest on the contingent convertible securities will be due and payable only at the sole discretion of HSBC Holdings, and HSBC Holdings has sole and absolute discretion at all times to cancel for any reason (in whole or part) any interest payment that would otherwise be payable on any payment date. Distributions will not be paid if they are prohibited under UK banking regulations or if the Group has insufficient reserves or fails to meet the solvency conditions defined in the securities’ terms.
The contingent convertible securities are undated and are repayable at the option of HSBC Holdings in whole typically at the initial call date or on any fifth anniversary after this date. In addition, the securities are repayable at the option of HSBC in whole for certain regulatory or tax reasons.
Any repayments require the prior consent of the PRA. These securities rank pari passu with HSBC Holdings’ sterling preference shares and therefore rank ahead of ordinary shares. The contingent convertible securities will be converted into fully paid ordinary shares of HSBC Holdings at a predetermined price, should HSBC’s consolidated non-transitional CET1 ratio fall below 7.0%. Therefore, in accordance with the terms of the securities, if the non-transitional CET1 ratio breaches the 7.0% trigger, the securities will convert into ordinary shares at fixed contractual conversion prices in the issuance currencies of the relevant securities, subject to anti-dilution adjustments.

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
Original nominal amount (LCY)		First call date	2023	2022
			$m	$m
$2,250m	6.375% perpetual subordinated contingent convertible securities	Sep 2024	2,250	2,250
$2,450m	6.375% perpetual subordinated contingent convertible securities	Mar 2025	2,450	2,450
$3,000m	6.000% perpetual subordinated contingent convertible securities	May 2027	3,000	3,000
$2,350m	6.250% perpetual subordinated contingent convertible securities[1]	Mar 2023	—	2,350
$1,800m	6.500% perpetual subordinated contingent convertible securities	Mar 2028	1,800	1,800
$1,500m	4.600% perpetual subordinated contingent convertible securities[2]	Dec 2030	1,500	1,500
€1,000m	4.000% perpetual subordinated contingent convertible securitiess[3]	Mar 2026	1,000	1,000
$1,000m	4.700% perpetual subordinated contingent convertible securities[4]	Mar 2031	1,000	1,000
$2,000m	8.000% perpetual subordinated contingent convertible securities[5]	Mar 2028	1,980	—
€1,000m	6.000% perpetual subordinated contingent convertible securities[6]	Sep 2023	—	1,123
€1,250m	4.750% perpetual subordinated contingent convertible securities	Jul 2029	1,422	1,422
S$750m	5.000% perpetual subordinated contingent convertible securities[7]	Sep 2023	—	550
€1,000m	5.875% perpetual subordinated contingent convertible securities	Sep 2026	1,301	1,301
At 31 Dec			17,703	19,746
1  This security was called by HSBC Holdings on 30 January 2023 and redeemed and cancelled on 23 March 2023.
2  This security was issued by HSBC Holdings on 17 December 2020. The first call period commences six months prior to reset date of 17 June 2031.
3  This security was issued by HSBC Holdings on 9 March 2021. The first call period commences six months prior to reset date of 9 September 2026.
4  This security was issued by HSBC Holdings on 9 March 2021. The first call period commences six months prior to reset date of 9 September 2031.
5  This security was issued by HSBC Holdings on 7 March 2023. The first call period commences six months prior to reset date of 7 September 2028.
This security has been accounted for net of directly attributable transaction costs.
6  This security was called by HSBC Holdings on 3 August 2023 and was redeemed and cancelled on 29 September 2023.
7  This security was called by HSBC Holdings on 3 August 2023 and was redeemed and cancelled on 25 September 2023.
Shares under option
For details of the options outstanding to subscribe for HSBC Holdings ordinary shares under the HSBC Holdings Savings-Related Share Option
Plan (UK), see Note 5.

Aggregate options outstanding under these plans
31 Dec 2023			31 Dec 2022
Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price
83,993,678	2022 to 2029	£2.6270–£5.4490	115,650,723	2021 to 2028	£2.6270–5.9640
Maximum obligation to deliver HSBC Holdings ordinary shares
At 31 December 2023, the maximum obligation to deliver HSBC Holdings ordinary shares under all of the above option arrangements and the
HSBC International Employee Share Purchase Plan, together with long-term incentive awards and deferred share awards granted under the
HSBC Share Plan 2011, was 208,539,316 (2022: 240,612,019). The total number of shares at 31 December 2023 held by employee benefit trusts that may be used to satisfy such obligations to deliver HSBC Holdings ordinary shares was 20,902,218 (2022: 12,315,711).